Investment Objectives and Goals - SIT LARGE CAP GROWTH FUND INC	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT LARGE CAP GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Sit Large Cap Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.